PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 01, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2021
Property, Plant and Equipment [Line Items]
Increase in asset retirement costs			$ 749,682
Amount of component pertaining to EV1 CDU prototype damaged		$ 414,229	414,229
Written down amount		0	0
Amount of insurance claim received		501,156	501,156
Increase in depreciation expense		$ 706,570
Depreciation and amortization related to property and equipment			2,300,000	$ 54,648
Impairments of long-lived assets			0	$ 0
Demonstration & test equipment
Property, Plant and Equipment [Line Items]
Amount of reclassification from inventory			$ 10,500,000
Useful lives of property and equipment	27 months		2 years 3 months
Increase in asset retirement costs			$ 749,682
Salvage value	$ 6,800,000				$ 1,800,000